Deconsolidation of subsidiaries	6 Months Ended
Jun. 30, 2026
Deconsolidation Of Subsidiaries
Deconsolidation of subsidiaries

Note 3 — Deconsolidation of subsidiaries

Deregistration of Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)

On May 8, 2026, the Company’s board of directors confirmed that the liquidation of SZ Weidong had been completed and lost its control of SZ Weidong. The deregistration of SZ Weidong resulted in no material gain or loss. Since the deregistration did not represent any strategic change of the Company’s operation, the deregistration was not presented as discontinued operations.